Quarterly Holdings Report
for

Fidelity® Small Cap Growth K6 Fund

April 30, 2019

SCPK6-QTLY-0619
1.9884009.101

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
COMMUNICATION SERVICES - 7.0%
Diversified Telecommunication Services - 0.4%
Iridium Communications, Inc. (a)	129,651	$3,560,216
Entertainment - 1.0%
World Wrestling Entertainment, Inc. Class A	94,356	7,911,751
Interactive Media & Services - 2.0%
ANGI Homeservices, Inc. Class A (a)	224,184	3,896,318
CarGurus, Inc. Class A (a)	292,917	11,933,439
		15,829,757
Media - 2.7%
Gray Television, Inc. (a)	278,652	6,528,816
Nexstar Broadcasting Group, Inc. Class A	80,901	9,469,462
Tegna, Inc.	96,600	1,537,872
The New York Times Co. Class A	125,953	4,175,342
		21,711,492
Wireless Telecommunication Services - 0.9%
Boingo Wireless, Inc. (a)	181,360	4,124,126
Shenandoah Telecommunications Co.	82,345	3,403,319
		7,527,445

TOTAL COMMUNICATION SERVICES		56,540,661

CONSUMER DISCRETIONARY - 12.0%
Diversified Consumer Services - 4.5%
Arco Platform Ltd. Class A	168,634	5,418,210
Bright Horizons Family Solutions, Inc. (a)	31,855	4,082,218
Grand Canyon Education, Inc. (a)	121,310	14,058,616
Laureate Education, Inc. Class A (a)	361,823	5,695,094
ServiceMaster Global Holdings, Inc. (a)	136,303	6,682,936
		35,937,074
Hotels, Restaurants & Leisure - 1.3%
Eldorado Resorts, Inc. (a)	60,989	3,011,027
Planet Fitness, Inc. (a)	96,916	7,336,541
		10,347,568
Household Durables - 1.5%
Helen of Troy Ltd. (a)	37,881	5,454,864
Skyline Champion Corp.	241,006	5,087,637
Turtle Beach Corp. (a)(b)	109,292	1,119,150
		11,661,651
Internet & Direct Marketing Retail - 1.5%
Etsy, Inc. (a)	144,322	9,747,508
Gaia, Inc. Class A (a)(b)	227,375	2,405,628
		12,153,136
Leisure Products - 0.2%
OneSpaWorld Holdings Ltd. (a)(b)	135,259	1,836,817
Multiline Retail - 0.4%
Ollie's Bargain Outlet Holdings, Inc. (a)	31,861	3,047,186
Specialty Retail - 1.9%
Five Below, Inc. (a)	51,650	7,561,044
The Children's Place Retail Stores, Inc. (b)	71,778	8,097,994
		15,659,038
Textiles, Apparel & Luxury Goods - 0.7%
Columbia Sportswear Co.	13,719	1,371,488
Deckers Outdoor Corp. (a)	26,384	4,174,213
		5,545,701

TOTAL CONSUMER DISCRETIONARY		96,188,171

CONSUMER STAPLES - 4.0%
Food & Staples Retailing - 1.9%
BJ's Wholesale Club Holdings, Inc.	277,464	7,866,104
Performance Food Group Co. (a)	182,273	7,464,079
		15,330,183
Food Products - 1.7%
Darling International, Inc. (a)	98,301	2,143,945
Freshpet, Inc. (a)	45,817	2,046,187
Nomad Foods Ltd. (a)	187,550	3,901,040
Post Holdings, Inc. (a)	46,966	5,296,825
		13,387,997
Household Products - 0.4%
Central Garden & Pet Co. (a)	78,556	2,119,441
Central Garden & Pet Co. Class A (non-vtg.) (a)	61,950	1,516,536
		3,635,977

TOTAL CONSUMER STAPLES		32,354,157

ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Kosmos Energy Ltd.	296,542	1,983,866
PDC Energy, Inc. (a)	57,020	2,479,800
Renewable Energy Group, Inc. (a)	66,686	1,608,466
		6,072,132
FINANCIALS - 7.6%
Banks - 1.3%
First Citizens Bancshares, Inc.	15,855	7,107,004
Popular, Inc.	53,644	3,095,795
		10,202,799
Capital Markets - 2.3%
Apollo Global Management LLC Class A	85,558	2,796,891
Hamilton Lane, Inc. Class A	45,500	2,223,130
LPL Financial	89,804	6,653,578
Morningstar, Inc.	48,611	6,973,248
		18,646,847
Consumer Finance - 0.8%
First Cash Financial Services, Inc.	66,029	6,449,713
Insurance - 1.5%
eHealth, Inc. (a)	36,014	2,187,490
Enstar Group Ltd. (a)	15,652	2,774,474
Primerica, Inc.	55,764	7,265,492
		12,227,456
Thrifts & Mortgage Finance - 1.7%
Essent Group Ltd. (a)	116,154	5,511,507
LendingTree, Inc. (a)(b)	20,886	8,037,351
		13,548,858

TOTAL FINANCIALS		61,075,673

HEALTH CARE - 23.3%
Biotechnology - 9.2%
Abeona Therapeutics, Inc. (a)	113,452	873,580
Acceleron Pharma, Inc. (a)	89,319	3,637,963
Acorda Therapeutics, Inc. (a)	57,104	596,737
Aduro Biotech, Inc. (a)	123,887	506,698
Alder Biopharmaceuticals, Inc. (a)	191,520	2,602,757
Allakos, Inc. (a)	36,716	1,439,634
AnaptysBio, Inc. (a)	35,192	2,559,162
Arena Pharmaceuticals, Inc. (a)	52,341	2,394,601
Argenx SE ADR (a)	41,447	5,308,117
Array BioPharma, Inc. (a)	285,358	6,451,944
Ascendis Pharma A/S sponsored ADR (a)	66,541	7,411,337
Atara Biotherapeutics, Inc. (a)	76,502	2,570,467
Audentes Therapeutics, Inc. (a)	67,459	2,549,276
Blueprint Medicines Corp. (a)	47,716	3,607,807
Crinetics Pharmaceuticals, Inc. (a)	41,309	1,071,969
FibroGen, Inc. (a)	101,479	4,742,114
Five Prime Therapeutics, Inc. (a)	41,235	456,884
Global Blood Therapeutics, Inc. (a)	95,252	5,276,961
Gritstone Oncology, Inc.	110,772	1,164,214
Heron Therapeutics, Inc. (a)	114,702	2,486,739
Immunomedics, Inc. (a)	145,754	2,334,979
Kezar Life Sciences, Inc.	47,309	892,721
Mirati Therapeutics, Inc. (a)	42,664	2,538,081
Morphosys AG (a)	21,385	2,120,311
Sarepta Therapeutics, Inc. (a)	37,811	4,421,618
Savara, Inc. (a)	58,779	627,760
Spark Therapeutics, Inc. (a)	33,654	3,590,545
		74,234,976
Health Care Equipment & Supplies - 7.4%
Axonics Modulation Technologies, Inc. (a)	103,897	2,098,719
Cerus Corp. (a)	97,662	598,668
CONMED Corp.	46,934	3,756,128
Glaukos Corp. (a)	47,793	3,447,309
Hill-Rom Holdings, Inc.	60,012	6,086,417
Insulet Corp. (a)	109,667	9,458,779
Integer Holdings Corp. (a)	152,282	10,521,163
Integra LifeSciences Holdings Corp. (a)	43,866	2,289,367
iRhythm Technologies, Inc. (a)	46,460	3,545,363
Masimo Corp. (a)	64,693	8,419,794
Merit Medical Systems, Inc. (a)	77,141	4,333,781
Novocure Ltd. (a)	62,605	2,759,002
Quanterix Corp. (a)	88,850	2,018,672
		59,333,162
Health Care Providers & Services - 2.8%
Chemed Corp.	13,663	4,464,795
G1 Therapeutics, Inc. (a)	91,275	1,953,285
LHC Group, Inc. (a)	53,329	5,925,385
Molina Healthcare, Inc. (a)	77,131	9,998,492
		22,341,957
Health Care Technology - 1.3%
HMS Holdings Corp. (a)	189,092	5,754,070
HTG Molecular Diagnostics (a)	67,026	167,565
Inovalon Holdings, Inc. Class A (a)	362,666	4,906,871
		10,828,506
Life Sciences Tools & Services - 0.9%
ICON PLC (a)	50,233	6,860,823
Pharmaceuticals - 1.7%
GW Pharmaceuticals PLC ADR (a)(b)	7,283	1,233,085
Horizon Pharma PLC (a)	145,138	3,705,373
InflaRx NV (a)	59,254	2,731,017
The Medicines Company (a)	55,504	1,773,353
Theravance Biopharma, Inc. (a)	42,628	1,016,678
Turning Point Therapeutics, Inc.	11,200	389,760
Xeris Pharmaceuticals, Inc.	68,368	697,354
Zogenix, Inc. (a)	48,802	1,902,790
		13,449,410

TOTAL HEALTH CARE		187,048,834

INDUSTRIALS - 14.8%
Aerospace & Defense - 2.4%
HEICO Corp. Class A	66,288	5,928,136
Moog, Inc. Class A	85,172	7,975,506
Teledyne Technologies, Inc. (a)	20,890	5,191,374
		19,095,016
Air Freight & Logistics - 0.3%
Forward Air Corp.	44,726	2,832,050
Airlines - 0.8%
SkyWest, Inc.	42,054	2,590,106
Spirit Airlines, Inc. (a)	70,700	3,844,666
		6,434,772
Commercial Services & Supplies - 0.8%
Copart, Inc. (a)	94,289	6,347,535
Construction & Engineering - 2.6%
Argan, Inc.	116,590	5,575,334
Jacobs Engineering Group, Inc.	109,026	8,497,486
MasTec, Inc. (a)	130,012	6,585,108
		20,657,928
Electrical Equipment - 0.7%
Generac Holdings, Inc. (a)	103,211	5,675,573
Industrial Conglomerates - 0.7%
ITT, Inc.	97,757	5,919,186
Machinery - 2.7%
AGCO Corp.	64,524	4,567,009
Allison Transmission Holdings, Inc.	113,904	5,337,541
Luxfer Holdings PLC sponsored	149,435	3,587,934
Toro Co.	51,859	3,793,486
Woodward, Inc.	42,760	4,656,564
		21,942,534
Marine - 0.3%
SITC International Holdings Co. Ltd.	1,990,000	2,113,081
Professional Services - 2.8%
Asgn, Inc. (a)	76,321	4,811,276
CBIZ, Inc. (a)	31,435	607,010
Exponent, Inc.	99,184	5,615,798
FTI Consulting, Inc. (a)	61,220	5,202,476
Insperity, Inc.	52,787	6,311,214
		22,547,774
Road & Rail - 0.7%
Genesee & Wyoming, Inc. Class A (a)	60,653	5,376,888

TOTAL INDUSTRIALS		118,942,337

INFORMATION TECHNOLOGY - 21.0%
Electronic Equipment & Components - 2.2%
Fabrinet (a)	99,135	5,999,650
SYNNEX Corp.	35,044	3,780,547
Zebra Technologies Corp. Class A (a)	38,102	8,044,856
		17,825,053
IT Services - 6.6%
Booz Allen Hamilton Holding Corp. Class A	44,000	2,608,760
Elastic NV (b)	50,200	4,294,610
EPAM Systems, Inc. (a)	19,908	3,570,699
Euronet Worldwide, Inc. (a)	35,460	5,315,099
EVO Payments, Inc. Class A	48,898	1,452,760
GoDaddy, Inc. (a)	49,260	4,014,690
Interxion Holding N.V. (a)	37,722	2,609,985
MongoDB, Inc. Class A (a)(b)	23,900	3,367,988
Okta, Inc. (a)	33,610	3,496,448
Verra Mobility Corp. (a)	1,236,982	16,723,997
WEX, Inc. (a)	25,540	5,371,062
		52,826,098
Semiconductors & Semiconductor Equipment - 1.3%
Entegris, Inc.	254,250	10,388,655
Software - 10.9%
2U, Inc. (a)	89,270	5,400,835
Black Knight, Inc. (a)	80,184	4,523,981
Cardlytics, Inc. (a)	370,366	5,777,710
Cornerstone OnDemand, Inc. (a)	73,188	3,999,724
DocuSign, Inc.	46	2,607
Everbridge, Inc. (a)	44,580	3,294,016
Five9, Inc. (a)	132,236	7,017,765
HubSpot, Inc. (a)	59,533	10,983,243
Lightspeed POS, Inc. (a)	184,700	3,445,289
Mimecast Ltd. (a)	32,300	1,663,773
New Relic, Inc. (a)	19,159	2,016,293
Pivotal Software, Inc.	98,600	2,139,620
Pluralsight, Inc.	266,255	9,449,390
PROS Holdings, Inc. (a)	86,086	4,411,047
RingCentral, Inc. (a)	57,733	6,718,389
ShotSpotter, Inc. (a)(b)	50,347	2,653,287
SurveyMonkey	103,664	1,855,586
The Trade Desk, Inc. (a)	37,933	8,401,401
Workiva, Inc. (a)	43,800	2,327,532
Zuora, Inc.	78,468	1,734,143
		87,815,631

TOTAL INFORMATION TECHNOLOGY		168,855,437

MATERIALS - 2.3%
Chemicals - 1.6%
Olin Corp.	220,273	4,777,721
Orion Engineered Carbons SA	213,135	4,320,246
The Chemours Co. LLC	109,316	3,936,469
		13,034,436
Containers & Packaging - 0.7%
Aptargroup, Inc.	28,505	3,170,896
Avery Dennison Corp.	16,936	1,873,968
		5,044,864
Paper & Forest Products - 0.0%
Quintis Ltd. (a)(c)	928,453	7

TOTAL MATERIALS		18,079,307

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Americold Realty Trust	173,200	5,544,132
Store Capital Corp.	108,107	3,602,125
Terreno Realty Corp.	96,323	4,300,822
		13,447,079
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Bloom Energy Corp. Class A (b)	28,220	384,356
TOTAL COMMON STOCKS
(Cost $651,132,908)		758,988,144

Convertible Preferred Stocks - 0.7%
INFORMATION TECHNOLOGY - 0.7%
Software - 0.7%
Compass, Inc.:
Series E (a)(c)(d)	16,661	1,975,495
Series F (c)(d)	27,147	3,218,820
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,343,074)		5,194,315

Money Market Funds - 7.0%
Fidelity Cash Central Fund, 2.49% (e)	37,562,814	37,570,326
Fidelity Securities Lending Cash Central Fund 2.49%(e)(f)	18,677,074	18,678,941
TOTAL MONEY MARKET FUNDS
(Cost $56,248,880)		56,249,267
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $711,724,862)		820,431,726
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(17,424,183)
NET ASSETS - 100%		$803,007,543

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,194,315 or 0.6% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Compass, Inc. Series E	11/3/17	$1,124,254
Compass, Inc. Series F	10/22/18	$3,218,820

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$374,406
Fidelity Securities Lending Cash Central Fund	$198,392
Total	$572,798

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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